Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Cash collateral	$ 5,849	$ 6,153
Accumulated loss from Derivatives designated as Hedging instruments	$ 17,175	$ 36,994	$ 18,353